Document and Entity Information	Apr. 01, 2026
Prospectus Line Items
Document Type	485BPOS
Document Period End Date	Apr. 01, 2026
Entity Central Index Key	0000878663
Amendment Flag	false
Registrant Name	Fidelity New York Municipal Trust II
Entity Investment Company Type	N-1A